Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000027306 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class I
Trading Symbol	MSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 90,126,557
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 227,120
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$90,126,557
Total number of portfolio holdings	62
Net advisory fees paid	$227,120
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10.2%
Tencent Holdings, Ltd. (China)	7.6%
HD Hyundai Electric Co., Ltd. (South Korea)	6.4%
Hanwha Aerospace Co., Ltd. (South Korea)	5.9%
Alibaba Group Holding, Ltd. (China)	3.2%
HDFC Bank, Ltd., ADR (India)	3.1%
Aristocrat Leisure, Ltd. (Australia)	3.0%
Xiaomi Corp., Class B (China)	2.7%
NetEase, Inc., ADR (China)	2.6%
Eternal, Ltd. (India)	2.3%
Top Ten as a Group	47.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10.2%
Tencent Holdings, Ltd. (China)	7.6%
HD Hyundai Electric Co., Ltd. (South Korea)	6.4%
Hanwha Aerospace Co., Ltd. (South Korea)	5.9%
Alibaba Group Holding, Ltd. (China)	3.2%
HDFC Bank, Ltd., ADR (India)	3.1%
Aristocrat Leisure, Ltd. (Australia)	3.0%
Xiaomi Corp., Class B (China)	2.7%
NetEase, Inc., ADR (China)	2.6%
Eternal, Ltd. (India)	2.3%
Top Ten as a Group	47.0%

C000027305 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class N
Trading Symbol	MGSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Net Assets	$ 90,126,557
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 227,120
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$90,126,557
Total number of portfolio holdings	62
Net advisory fees paid	$227,120
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10.2%
Tencent Holdings, Ltd. (China)	7.6%
HD Hyundai Electric Co., Ltd. (South Korea)	6.4%
Hanwha Aerospace Co., Ltd. (South Korea)	5.9%
Alibaba Group Holding, Ltd. (China)	3.2%
HDFC Bank, Ltd., ADR (India)	3.1%
Aristocrat Leisure, Ltd. (Australia)	3.0%
Xiaomi Corp., Class B (China)	2.7%
NetEase, Inc., ADR (China)	2.6%
Eternal, Ltd. (India)	2.3%
Top Ten as a Group	47.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10.2%
Tencent Holdings, Ltd. (China)	7.6%
HD Hyundai Electric Co., Ltd. (South Korea)	6.4%
Hanwha Aerospace Co., Ltd. (South Korea)	5.9%
Alibaba Group Holding, Ltd. (China)	3.2%
HDFC Bank, Ltd., ADR (India)	3.1%
Aristocrat Leisure, Ltd. (Australia)	3.0%
Xiaomi Corp., Class B (China)	2.7%
NetEase, Inc., ADR (China)	2.6%
Eternal, Ltd. (India)	2.3%
Top Ten as a Group	47.0%

C000027310 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class N
Trading Symbol	MGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 353,156,179
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 336,695
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$353,156,179
Total number of portfolio holdings	166
Net advisory fees paid	$336,695
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.2%
FHLMC, 3.000%, 04/01/51	2.7%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.4%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/35	2.0%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 4.000%, 06/01/48	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FHLMC, 5.500%, 07/01/53	1.6%
FHLMC, 2.000%, 03/01/36	1.6%
Top Ten as a Group	21.2%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.2%
FHLMC, 3.000%, 04/01/51	2.7%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.4%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/35	2.0%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 4.000%, 06/01/48	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FHLMC, 5.500%, 07/01/53	1.6%
FHLMC, 2.000%, 03/01/36	1.6%
Top Ten as a Group	21.2%

C000125498 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class I
Trading Symbol	MGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 353,156,179
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 336,695
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2025)
Fund net assets	$353,156,179
Total number of portfolio holdings	166
Net advisory fees paid	$336,695
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.2%
FHLMC, 3.000%, 04/01/51	2.7%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.4%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/35	2.0%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 4.000%, 06/01/48	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FHLMC, 5.500%, 07/01/53	1.6%
FHLMC, 2.000%, 03/01/36	1.6%
Top Ten as a Group	21.2%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.2%
FHLMC, 3.000%, 04/01/51	2.7%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.4%
FNMA, 3.500%, 08/01/49	2.3%
FNMA, 3.500%, 02/01/35	2.0%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 4.000%, 06/01/48	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FHLMC, 5.500%, 07/01/53	1.6%
FHLMC, 2.000%, 03/01/36	1.6%
Top Ten as a Group	21.2%